EQUITY (Tables)	6 Months Ended
Jun. 30, 2015
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Six months ended June 30,
	2015	2014
	in millions
Amount spent on shares repurchased	$439	$-
Number of shares repurchased	7.7	-

Accumulated Other Comprehensive Income/(Loss) (net of tax)
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss for the three months ended June 30, 2015 and 2014:

		Three months ended June 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment		$115	$-	$115	$-	$115
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to impairments, restructuring and others	(83)	105	22	(8)	14
Unrealized gain (loss) from derivative financial instruments	Gain on derivative financial instruments reclassified to net revenue	(84)	(15)	(99)	*	(99)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	*	1	1	*	1
Total accumulated other comprehensive income (loss)		$(52)	$91	$39	$(8)	$31

		Three months ended June 30, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$6	$(5)	$1	$-	$1
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	(13)	(2)	(15)	-	(15)
Unrealized gain (loss) from derivative financial instruments		5	-	5	-	5
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items**	-	*	*	*	*
Total accumulated other comprehensive income (loss)		$(2)	$(7)	$(9)	$ *	$(9)

* Represents an amount less than $0.5 million.
** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.

The following tables present the changes in the components of accumulated other comprehensive loss for the six months ended June 30, 2015 and 2014:

		Six months ended June 30, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment		$(685)	$-	$(685)	$-	$(685)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities, reclassified to impairments, restructuring and others	(73)	105	32	(7)	25
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments**	108	1	109	*	109
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	*	2	2	2	4
Total accumulated other comprehensive income (loss)		$(650)	$108	$(542)	$(5)	$(547)

		Six months ended June 30, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(167)	$(5)	$(172)	$-	$(172)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	9	(3)	6	-	6
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	(7)	2	(5)	-	(5)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	5	1	6	*	6
Total accumulated other comprehensive income (loss)		$(160)	$(5)	$(165)	$ *	$(165)

* Represents an amount less than $0.5 million.
** $26 million loss reclassified to financial expenses - net and $25 million gain reclassified to net revenues.
*** Reclassified to cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.